Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

Michael Berenson

+1.202.373.6036

michael.berenson@morganlewis.com

May 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Life Account I: (File Nos. 033-87276 and 811-05006)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Life Account I and The Penn Mutual Life Insurance Company, we hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 26 to the Registration Statement for Penn Mutual Variable Life Account I (File Nos. 033-87276 and 811-05006), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-15-135828 on April 17, 2015.

Please do not hesitate to contact me at 202.373.6036 should you have any questions.

Sincerely,

/s/ Michael Berenson

Michael Berenson

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